Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Results of the discontinued operations are summarized as follows:

	For the year ended December 31,
	2015	2014	2013

Sales	$112	$169	$750
Cost of sales	406	1,017	768
Gross loss	(294)	(848)	(18)
Selling, general and administrative expenses	459	621	927
Research and development expenses	22	100	256
Total operating expenses	481	721	1,183
Operating (loss)	(775)	(1,569)	(1,201)
Other income (expense)	47	45	(65)
(Loss) before income taxes	(728)	(1,524)	(1,266)
Income tax benefit (expense)	-	-	-
(Loss) from discontinued operations, net of income tax	$(728)	$(1,524)	$(1,266)

The following table summarizes the carrying amounts of the major classes of assets and liabilities held for sale in the consolidated balance sheets as of December 31, 2015 and 2014, respectively:

	December 31,	December 31,
	2015	2014
Cash and cash equivalents	$143	$225
Prepaid land lease payments	128	144
Property, plant and equipment	1,450	2,184
Other assets held for sale	76	162
Total assets held for sale	1,797	2,715

Accounts payable and accrued liabilities	217	699
Other liabilities held for sale	26	28
Total liabilities held for sale	$243	$727